SHARE CAPITAL (Details) ₽ / shares in Units, € / shares in Units, $ / shares in Units, ₽ in Millions, € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 RUB (₽) Vote individual ₽ / shares shares	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2019 RUB (₽) Vote item ₽ / shares shares	Dec. 31, 2019 RUB (₽) Vote € / shares ₽ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) Vote € / shares shares	Nov. 18, 2019 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) € / shares shares	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)
Effect of the changes made to the comparative periods
Number of authorized classes of ordinary shares | item		3	3
Share capital
Authorized (in shares)	574,887,317		574,887,317	574,887,317	2,093,995,776			574,887,317			2,093,995,776
Issued and fully paid (in shares)	331,276,314		331,276,314	331,276,314	330,316,314			331,276,314			330,316,314
Issued and fully paid (in EUR or RUB)	₽ 267		₽ 267	₽ 267	₽ 265			€ 6.7			€ 6.7
Class A
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares								€ 0.01			€ 0.01
Number of votes per ordinary share | Vote	1		1	1				1
Share capital
Shares authorized	500,000,000		500,000,000	500,000,000	1,000,000,000			500,000,000			1,000,000,000
Ordinary shares issued	293,527,655		293,527,655	293,527,655	292,437,655			293,527,655			292,437,655
Issued and fully paid (in EUR or RUB)	₽ 130		₽ 130	₽ 130	₽ 129			€ 2.9			€ 2.9
Aggregate amount of shares authorized for repurchase | $									$ 300.0			$ 150.0	$ 100.0
Number of shares repurchased		460,791	460,791		4,760,679	0
Share price (in dollars per share) | $ / shares							$ 41.16			$ 31.55
Aggregate amount of shares repurchased		$ 15.3	₽ 1,205		₽ 10,085
Class B
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares								€ 0.10			€ 0.10
Number of votes per ordinary share | Vote	10		10	10				10
Share capital
Shares authorized	37,138,658		37,138,658	37,138,658	46,997,887			37,138,658			46,997,887
Ordinary shares issued	37,138,658		37,138,658	37,138,658	37,878,658			37,138,658			37,878,658
Issued and fully paid (in EUR or RUB)	₽ 133		₽ 133	₽ 133	₽ 136			€ 3.7			€ 3.8
Class C
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | (per share)	₽ 0.09		₽ 0.09	₽ 0.09	₽ 0.09			€ 0.09
Number of votes per ordinary share | Vote	9		9	9				9
Maximum dividend rate (in euros per share) | € / shares				₽ 0.01
Share capital
Shares authorized	37,748,658		37,748,658	37,748,658	46,997,887			37,748,658			46,997,887
Ordinary shares issued	610,000		610,000	610,000	0			610,000			0
Issued and fully paid (in EUR or RUB)	₽ 4		₽ 4	₽ 4				€ 0.1
Priority share
Effect of the changes made to the comparative periods
Preference stock par value (in euros per share) | (per share)	₽ 1		₽ 1	₽ 1				€ 1.00			€ 1.00
Total number of board of directors | individual	12
Number of binding nominations | individual	2
Share capital
Preferred shares authorized	1		1	1	1			1			1
Preferred shares issued	1		1	1	1			1			1
Preference shares
Effect of the changes made to the comparative periods
Preference stock par value (in euros per share) | € / shares								€ 0.01			€ 0.01
Share capital
Preferred shares authorized	0		0	0	1,000,000,001			0			1,000,000,001
Preferred shares issued	0		0	0	0			0			0